Loans - Summary of Allowance for Credit Losses (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2022	Oct. 31, 2021	Jan. 31, 2021
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	$ 2,970
Transfers to lifetime ECL performing			$ (2)
Balance at end of period	2,958	$ 2,970	3,631
Loans	2,838	2,849	3,484
Undrawn credit facilities and other off-balance sheet exposures	120	121	147
Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	280	299	363
Originations net of repayments and other derecognitions	(5)	(4)	(6)
Changes in model		9
Net remeasurement	32	(12)	(3)
Provision for (reversal of) credit losses	27	(7)	(9)
Write-offs	(4)	(8)	(6)
Recoveries	1	1	1
Interest income on impaired loans	(4)	(4)	(4)
Foreign exchange and other	3	(1)	(9)
Balance at end of period	303	280	336
Personal [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	803	836	863
Originations net of repayments and other derecognitions	(5)	(5)	(6)
Changes in model		20	2
Net remeasurement	58	(6)	35
Provision for (reversal of) credit losses	53	9	31
Write-offs	(63)	(55)	(74)
Recoveries	20	16	17
Interest income on impaired loans	(1)	(1)	(1)
Foreign exchange and other	2	(2)	(2)
Balance at end of period	814	803	834
Credit card [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	653	545	708
Originations net of repayments and other derecognitions	(10)	(9)	(27)
Changes in model		109
Net remeasurement	45	57	52
Provision for (reversal of) credit losses	35	157	25
Write-offs	(80)	(78)	(70)
Recoveries	29	29	27
Balance at end of period	637	653	690
Business and government [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	1,234	1,366	1,788
Originations net of repayments and other derecognitions	6	1	(11)
Changes in model	8
Net remeasurement	(54)	(82)	111
Provision for (reversal of) credit losses	(40)	(81)	100
Write-offs	(10)	(44)	(70)
Recoveries	5	3	3
Interest income on impaired loans	(3)	(3)	(6)
Foreign exchange and other	18	(7)	(44)
Balance at end of period	1,204	1,234	1,771
Stage 1 [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	622
Balance at end of period	616	622	811
Loans	545	551	724
Undrawn credit facilities and other off-balance sheet exposures	71	71	87
Stage 1 [member] | Residential mortgages [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	59	55	51
Originations net of repayments and other derecognitions	4	3	4
Changes in model		5
Net remeasurement	(19)	(18)	(32)
Transfers to 12-month ECL	21	16	33
Transfers to lifetime ECL performing	(2)	(2)	(3)
Provision for (reversal of) credit losses	4	4	2
Foreign exchange and other	1		(1)
Balance at end of period	64	59	52
Stage 1 [member] | Personal [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	150	161	204
Originations net of repayments and other derecognitions	8	8	11
Changes in model		(12)	1
Net remeasurement	(101)	(55)	(110)
Transfers to 12-month ECL	100	64	87
Transfers to lifetime ECL performing	(10)	(15)	(11)
Transfers to lifetime ECL credit-impaired		(1)
Provision for (reversal of) credit losses	(3)	(11)	(22)
Foreign exchange and other			(1)
Balance at end of period	147	150	181
Stage 1 [member] | Credit card [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	136	163	136
Originations net of repayments and other derecognitions		1	(1)
Changes in model		(14)
Net remeasurement	(106)	(49)	(88)
Transfers to 12-month ECL	104	45	79
Transfers to lifetime ECL performing	(7)	(9)	(10)
Transfers to lifetime ECL credit-impaired		(1)
Provision for (reversal of) credit losses	(9)	(27)	(20)
Balance at end of period	127	136	116
Stage 1 [member] | Business and government [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	277	280	453
Originations net of repayments and other derecognitions	20	7	17
Net remeasurement	(66)	(34)	(62)
Transfers to 12-month ECL	46	35	81
Transfers to lifetime ECL performing	(4)	(10)	(12)
Transfers to lifetime ECL credit-impaired			(2)
Provision for (reversal of) credit losses	(4)	(2)	22
Foreign exchange and other	5	(1)	(13)
Balance at end of period	278	277	462
Stage 2 [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	1,576
Balance at end of period	1,545	1,576	1,868
Loans	1,497	1,526	1,808
Undrawn credit facilities and other off-balance sheet exposures	48	50	60
Stage 2 [member] | Residential mortgages [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	63	86	161
Originations net of repayments and other derecognitions	(4)	(2)	(6)
Changes in model		2
Net remeasurement	36	(9)	7
Transfers to 12-month ECL	(20)	(15)	(27)
Transfers to lifetime ECL performing	3	4	10
Transfers to lifetime ECL credit-impaired	(2)	(3)	(5)
Provision for (reversal of) credit losses	13	(23)	(21)
Foreign exchange and other			(4)
Balance at end of period	76	63	136
Stage 2 [member] | Personal [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	547	566	546
Originations net of repayments and other derecognitions	(12)	(11)	(15)
Changes in model		33	1
Net remeasurement	116	18	84
Transfers to 12-month ECL	(100)	(64)	(84)
Transfers to lifetime ECL performing	13	17	16
Transfers to lifetime ECL credit-impaired	(10)	(12)	(13)
Provision for (reversal of) credit losses	7	(19)	(11)
Balance at end of period	554	547	535
Stage 2 [member] | Credit card [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	517	382	572
Originations net of repayments and other derecognitions	(10)	(10)	(26)
Changes in model		123
Net remeasurement	125	89	117
Transfers to 12-month ECL	(104)	(45)	(79)
Transfers to lifetime ECL performing	7	9	10
Transfers to lifetime ECL credit-impaired	(25)	(31)	(20)
Provision for (reversal of) credit losses	(7)	135	2
Balance at end of period	510	517	574
Stage 2 [member] | Business and government [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	449	543	683
Originations net of repayments and other derecognitions	(6)	(3)	(23)
Changes in model	8
Net remeasurement	(13)	(66)	55
Transfers to 12-month ECL	(44)	(32)	(75)
Transfers to lifetime ECL performing	5	12	14
Transfers to lifetime ECL credit-impaired	(2)	(2)	(12)
Provision for (reversal of) credit losses	(52)	(91)	(41)
Foreign exchange and other	8	(3)	(19)
Balance at end of period	405	449	623
Stage 3 [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	772
Balance at end of period	797	772	952
Loans	796	772	952
Undrawn credit facilities and other off-balance sheet exposures	1
Stage 3 [member] | Residential mortgages [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	158	158	151
Originations net of repayments and other derecognitions	(5)	(5)	(4)
Changes in model		2
Net remeasurement	15	15	22
Transfers to 12-month ECL	(1)	(1)	(6)
Transfers to lifetime ECL performing	(1)	(2)	(7)
Transfers to lifetime ECL credit-impaired	2	3	5
Provision for (reversal of) credit losses	10	12	10
Write-offs	(4)	(8)	(6)
Recoveries	1	1	1
Interest income on impaired loans	(4)	(4)	(4)
Foreign exchange and other	2	(1)	(4)
Balance at end of period	163	158	148
Stage 3 [member] | Personal [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	106	109	113
Originations net of repayments and other derecognitions	(1)	(2)	(2)
Changes in model		(1)
Net remeasurement	43	31	61
Transfers to 12-month ECL			(3)
Transfers to lifetime ECL performing	(3)	(2)	(5)
Transfers to lifetime ECL credit-impaired	10	13	13
Provision for (reversal of) credit losses	49	39	64
Write-offs	(63)	(55)	(74)
Recoveries	20	16	17
Interest income on impaired loans	(1)	(1)	(1)
Foreign exchange and other	2	(2)	(1)
Balance at end of period	113	106	118
Stage 3 [member] | Credit card [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Net remeasurement	26	17	23
Transfers to lifetime ECL credit-impaired	25	32	20
Provision for (reversal of) credit losses	51	49	43
Write-offs	(80)	(78)	(70)
Recoveries	29	29	27
Stage 3 [member] | Business and government [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	508	543	652
Originations net of repayments and other derecognitions	(8)	(3)	(5)
Net remeasurement	25	18	118
Transfers to 12-month ECL	(2)	(3)	(6)
Transfers to lifetime ECL performing	(1)	(2)
Transfers to lifetime ECL credit-impaired	2	2	14
Provision for (reversal of) credit losses	16	12	119
Write-offs	(10)	(44)	(70)
Recoveries	5	3	3
Interest income on impaired loans	(3)	(3)	(6)
Foreign exchange and other	5	(3)	(12)
Balance at end of period	$ 521	$ 508	$ 686